Annual Notice of Securities Sold Pursuant to Rule 24F-2


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          UNITED STATES                         |        OMB Approval         |
SECURITIES AND EXCHANGE COMMISSION              -------------------------------
     Washington, D.C. 20549                     |OMB Number        3335-0456  |
                                                |Expires:    August 31, 2001  |
                                                |Estimate average burden      |
        FORM 24F-2                              |house per response.....   1  |
Annual Notice of Securities Sold                -------------------------------
    Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form


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1.            Name and address of Issuer:

              The Dresher Family of Funds

              715 Twining Road, Suite 202
              Dresher, PA 19025
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2.            The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the Issuer, check the box but not list series or classes):
              |X|
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3.            Investment Company Act File Number: 811-08177

              Securities Act File Number:       333-25073
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4.(a)         Last day of fiscal year for which this Form is
              filed:December 31, 2000
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4.(b)| |      Check box if this Form is being filed late (i.e., more
              than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4.(c)| |      Check box if this is the last time the issuer will be
              filing this Form.

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5.            Calculation of registration fee:

              i)    Aggregate sale price
                    of securities sold during
                    the fiscal year pursuant
                    to section 24(f):                             $5,362,160.00

              ii)   Aggregate price of securities redeemed or repurchased
                    during the fiscal year:                       $4,303,548.00



              iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                    to the Commission:                              $   -0-



              iv)   Total available redemption
                    credits [add lines 5(ii)
                    and 5(iii)]:                                  $4,303,548.00


              v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from
                    Item 5(i)]:                                   $1,058,612.00
              vi)   Redemption credits
                    for use in future years

                                                                 -----------
                    - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item S(i)]:

              vii)  Multiplier for determining
                    registration fee (see
                    Instruction C.9);                                  x.000092

             viii) Registration fee due
                   [multiply Item 5(v) by
                   Item 5(vii) (enter "O"
                   if no fee is due)]:                                  $264.65

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6.            Prepaid Shares

              If the response to Item 3(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to a rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

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7.             Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.            Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

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9.            Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



                      Method of Delivery:

                                |x| Wire Transfer
                             | | Mail or other means
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                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By: (Signature and Title)

                                      Michael Peuler,Trustee and
                                                     President

Date: March 25, 2001

DRESHER\24F-2